Changes in Capital Accounts	6 Months Ended
Jun. 30, 2022
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
9.     Changes in Capital Accounts

(a) Company’s Preferred Stock: As of June 30, 2022, and December 31, 2021, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 have been designated Series A preferred shares and 1,200,000 have been designated Series B preferred shares. As of June 30, 2022,793,657  Series B preferred shares were issued and outstanding, while as of December 31, 2021, no preferred stock was issued and outstanding.

(b) Tender Offer to Exchange Common Shares for Shares of Series B Convertible Cumulative Perpetual Preferred Stock: In December 2021, the Company commenced an offer to exchange up to 4,066,181 of its then issued and outstanding common shares, par value $0.01 per share, for newly issued shares of the Company’s Series B Convertible Cumulative Perpetual Preferred Stock, par value $0.01, at a ratio of 0.28 Series B Preferred Shares for each common Share.

The Company pays 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date. Each Series B Preferred Share has no voting rights and is convertible at the option of the holder during a period of 30 days starting in the first anniversary of issuance, and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below).  Each Series B Preferred Share will have a fixed liquidation preference of $25.00 per share. The Series B Preferred Shares are not subject to mandatory redemption or to any sinking fund requirements, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Finally, Series B Preferred Shares rank senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company. The tender offer expired on January 27, 2022, and a total of 2,834,612 common shares were validly tendered and accepted for exchange, which resulted in the issuance of 793,657 Series B Preferred Shares (with aggregate liquidation preference of $19,841), out of which 657,396 are beneficially owned by Aliki Paliou and 28,171 are beneficially owned by Andreas Michalopoulos. For the six months ended June 30, 2022, dividends accrued but not declared on Series B preferred shares amounted to $328.

The Series C Preferred Shares, par value $0.01 and $25.00 liquidation preference, will be established not earlier than one year from the date of original issuance of the Series B Preferred Shares. Their material anticipated terms are as follows: the Company will pay a 5.00% annual dividend on the Series C Preferred Shares either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; the Series C Preferred Shares will be convertible to Common Shares, at the option of the holder at any time and from time to time after six months from the date of original issuance of such Series C Preferred Shares, in whole or in part, at a conversion price equal to $5.50 per Common Share (as adjusted). The conversion price shall be adjusted to the lowest price of issuance of common stock by the Company for any registered offering following the original issuance of Series B Preferred Shares, provided that, such adjusted conversion price shall not be less than $0.50. Each Series C Preferred Share shall be entitled to a number of votes equal to the number of shares of Common Stock into which the share is then convertible multiplied by 10. Holders of the Series C Preferred Shares shall be entitled to vote with holders of Common Shares, voting together as a single class (with certain exceptions).

In its assessment for the accounting of the Series B preferred stock, the Company has taken into consideration the provisions of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and determined that the Series B preferred shares should be classified as permanent equity rather than temporary equity or liability.  The preferred stock was measured as of the date of closing of the tender offer, being January 27, 2022, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $18,030. The fair value of the preferred stock was estimated using the Black & Scholes model and weighted the possibilities: a) that the Series B are not further exchanged for Preferred C shares, b) that the Series B are converted to Series C on the applicable conversion date and further assumed that there is no further conversion of the Series C preferred shares to common shares and c) that the Series C are further converted to common shares. Moreover, the Company’s valuation used the following assumptions: (a) 4% dividend yield for the Series B preferred stock and 5% dividend yield for the Series C preferred stock, assumed based on stated dividend policy for the Series B preferred shares, and expected dividend policy for the Series C preferred shares, (b) weighted average expected volatility of 65%, (c) risk free rate of 0.74% determined by management using the applicable 1-year treasury yield as of the measurement date, (d) market value of common stock of $3.09 and (e) expected life of  convertibility option of the Series C preferred shares to common shares of 5 years as at September 2, 2023. The Company’s valuation determined that the exchange resulted in an excess value of the Series B preferred shares of $9,271, or $11.68 per preferred share, as compared to the fair value of the common shares exchanged, that was transferred from the common holders to the preferred holders on the measurement date, and that that value represented a deemed dividend to the preferred holders, that should be deducted from the net loss from continuing operations to arrive at the net loss available to common stockholders from continuing operations (Note 10). The fair value of the common shares exchanged on the measurement date of $8,759 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the exchange).

(c) Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted to its Chief Financial Officer stock options to purchase 120,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors, and have a term of five years. The exercise prices of the options are as follows: 30,000 shares for an exercise price of $10.00 per share, 25,000 shares for an exercise price of $12.50 per share, 20,000 shares for an exercise price of $15.00 per share, 15,000 shares for an exercise price of $20.00 per share, 15,000 shares for an exercise price of $25.00 per share, and 15,000 shares for an exercise price of $30.00 per share.

In its assessment for the accounting of the stock options awards, the Company has taken into consideration the provisions of ASC 718 “Compensation – Stock Compensation” and determined that these stock options should be classified as equity rather than liability.  The award was measured on the grant date, being January 1, 2021, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $134. The fair value of the stock option was estimated using the binomial-pricing model with the following assumptions: (a) 6% dividend yield, assumed based on Company’s stated dividend policy and existing capital structure, (b) weighted average expected volatility of 75%, (c) risk free rate of 0.36% determined by management using the applicable 5-year treasury yield as of the measurement date, (d) market value of common stock of $4.64 and (e) expected life of 5 years as at January 1, 2021. Until June 30, 2022, no stock options were exercised, and in the six months ended June 30, 2021, an amount of $134 was recognized as compensation cost in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations.

(d) Compensation Cost on Restricted Common Stock: On December 30, 2020, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan (or the “Plan”), to increase the aggregate number of shares issuable under the plan to 538,830 shares, and further approved 67,225 restricted common shares to be issued on the same date as an award to the Company’s directors. The fair value of the award was $320 and was calculated by using the share closing price of December 29, 2020. One fourth of the shares vested on December 30, 2020, and the remaining three fourths would vest ratably over three years from the issuance date. As at June 30, 2022, 471,605 restricted common shares remained reserved for issuance under the Plan.

Following the resignation of four of the Company’s board members on February 28, 2022, the Company decided to accelerate the vesting of any unvested shares on the date of their resignation as a severance benefit and the Company recognized the corresponding compensation cost during the first quarter of 2022. During the six months ended June 30, 2022 and 2021, the aggregate compensation cost on restricted stock amounted to $80 and $93, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. On June 30, 2022 and December 31, 2021, the total unrecognized compensation cost relating to restricted share awards was $78 and $159, respectively.

During the six months ended 2022 and 2021, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2020	100,099	$6.71
Granted	-	-
Vested	(49,681)	8.70
Forfeited or expired	-	-
Outstanding at June 30, 2021	50,418	$4.76
Granted	-	-
Vested	(16,807)	4.76
Forfeited or expired	-	-
Outstanding at December 31, 2021	33,611	4.76
Granted	-	-
Vested	(23,107)	4.76
Forfeited or expired	-	-
Outstanding at June 30, 2022	10,504	$4.76

As at June 30, 2022 the weighted-average period over which the total compensation cost related to non-vested restricted stock, as presented above, is expected to be recognized, is 1.00 year.

(e) At The Market (“ATM”) Offering: On March 5, 2021, the Company entered into an At The Market (or “ATM”) Offering Agreement with H.C. Wainwright & Co., LLC, as sales agent, pursuant to which the Company may offer and sell, from time to time, up to an aggregate of $5,900 of its common shares, par value $0.01 per share. During the six months ended June 30, 2022, a total of 526,916, common shares were issued as part of the Company’s ATM offering, and the net proceeds received, after deducting underwriting commissions and other expenses, amounted to $1,338. The Company suspended its ATM offering in May 2022.

(f) Underwritten Public Offering: On June 1, 2022, the Company completed its underwritten public offering of 7,620,000 units at a price of $1.05 per unit. Each unit consists of one common share (or pre-funded warrant in lieu thereof) and one Class A warrant to purchase one common share and was immediately separated upon issuance (the “June 2022 Offering”). Each Class A warrant was immediately exercisable for one common share at an exercise price of $1.05 per share and has a maturity of five years from issuance (the “Warrant”) and can be either physically settled or through the means of a cashless exercise. The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements. The Warrants and pre-funded warrants do not have any voting, dividend or participation rights, nor do they have any liquidation preferences. The Company had granted the underwriters a 45-day option to purchase up to an additional 1,143,000 common shares and/or prefunded warrants and/or 1,143,000 Class A warrants, at the public offering price, less underwriting discounts and commissions. The offering closed on June 1, 2022, and the Company received net proceeds, after underwriting discounts and commissions and expenses, of approximately $7,126 including the partial exercise of the Over-allotment Option by the underwriters of 890,500 Class A Warrants to purchase up to 890,500 common shares at $0.01 per share. As at June 30, 2022 all pre-funded warrants had been exercised, and no Class A warrants had been exercised. The Company had 10,395,030 common shares outstanding, and 8,510,500 Class A warrants outstanding.

The Company has recorded the excess of the proceeds received over the par value of common stock, namely $7,050,  to additional paid in capital.